27. Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	R$ (8,778,963)	R$ (9,013,120)	R$ (8,260,763)
Selling expenses	(768,693)	(730,047)	(598,125)
Administrative income (expenses)	(1,098,990)	(934,896)	44,958
Total	(10,646,646)	(10,678,063)	(8,813,930)
Salaries, payroll charges and benefits
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(1,841,571)	(1,718,199)	(1,503,383)
Selling expenses	(305,440)	(271,690)	(237,848)
Administrative income (expenses)	(229,752)	(194,357)	(182,215)
Total	(2,376,763)	(2,184,246)	(1,923,446)
Pension obligations
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(48,381)	131,469	(75,247)
Selling expenses	(7,296)	17,941	(9,761)
Administrative income (expenses)	(171,830)	(136,358)	(185,206)
Total	(227,507)	13,052	(270,214)
GESP Reimbursement – benefits paid
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Administrative income (expenses)			696,283
Total			696,283
Construction costs
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(3,080,542)	(3,651,364)	(3,263,808)
Total	(3,080,542)	(3,651,364)	(3,263,808)
General supplies
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(163,712)	(173,224)	(172,561)
Selling expenses	(4,451)	(3,585)	(3,692)
Administrative income (expenses)	(5,675)	(2,585)	(2,340)
Total	(173,838)	(179,394)	(178,593)
Treatment supplies
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(287,592)	(279,150)	(269,294)
Total	(287,592)	(279,150)	(269,294)
Outside services
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(857,063)	(845,334)	(791,156)
Selling expenses	(258,287)	(278,565)	(247,687)
Administrative income (expenses)	(183,746)	(154,926)	(123,802)
Total	(1,299,096)	(1,278,825)	(1,162,645)
Electricity
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(794,352)	(932,435)	(815,164)
Selling expenses	(762)	(751)	(770)
Administrative income (expenses)	(965)	(1,848)	(1,596)
Total	(796,079)	(935,034)	(817,530)
General expenses
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(531,985)	(471,965)	(369,213)
Selling expenses	(94,112)	(93,180)	(86,064)
Administrative income (expenses)	(302,113)	(289,862)	(11,467)
Total	(928,210)	(855,007)	(466,744)
Depreciation and amortization
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Cost of services	(1,173,765)	(1,072,918)	(1,000,937)
Selling expenses	(15,664)	(9,729)	(9,883)
Administrative income (expenses)	(112,468)	(63,979)	(63,212)
Total	(1,301,897)	(1,146,626)	(1,074,032)
Tax expenses
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Administrative income (expenses)	(92,441)	(90,981)	(81,487)
Total	(92,441)	(90,981)	(81,487)
Bad debt expense, net of recoveries
SummaryOfOperatingCostsAndExpensesLineItems [Line Items]
Selling expenses	(82,681)	(90,488)	(2,420)
Total	R$ (82,681)	R$ (90,488)	R$ (2,420)